Inventories - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Net [Abstract]
LIFO benefit	$ 1	$ 1	$ 7